Stock-Based Compensation (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
2012 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee ownership percentage which results in higher exercise price	10.00%
Higher exercise price minimum, as a percentage, based on employee stock ownership	110.00%
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share awards issued		0
2012 Plan and 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	10,100,000
2012 Plan and 2017 Plan and 2020 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Contractual term	10 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	35,100,000
Aggregated number of not to be exceeded	900,000,000
Share reserve	900,000,000